(Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	2 to 45 years
Power generation assets	3 to 46 years
Corporate assets	3 to 7 years

As at	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,316.1	$(155.0)	$7,161.1	$7,090.5	$(89.7)	$7,000.8
Midstream	3,182.0	(585.4)	2,596.6	3,178.2	(845.7)	2,332.5
Power	976.7	(594.6)	382.1	4,633.9	(1,858.3)	2,775.6
Corporate	49.5	(40.9)	8.6	49.4	(39.1)	10.3
Reclassified to assets held for sale	(25.2)	2.3	(22.9)	(2,999.3)	1,809.7	(1,189.6)
	$11,499.1	$(1,373.6)	$10,125.5	$11,952.7	$(1,023.1)	$10,929.6

Summary of Estimated Useful Lives of Finite-Lived Intangible Assets
The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 to 19 years
Electricity service agreements	2 to 60 years
Software	3 to 10 years
Land rights	5 to 64 years
Franchises and consents	9 to 25 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	5 to 20 years

As at	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26.6	$(15.2)	$11.4	$26.6	$(14.3)	$12.3
Electricity service agreements	8.5	(7.8)	0.7	269.5	(25.9)	243.6
Energy services relationships	91.6	(27.4)	64.2	176.1	(33.8)	142.3
Software	303.7	(101.2)	202.5	293.9	(77.7)	216.2
Land rights	1.1	(0.1)	1.0	1.4	(0.2)	1.2
Commodity contracts	327.1	(21.3)	305.8	346.3	(6.3)	340.0
Franchises and consents	—	—	—	5.0	—	5.0
Reclassified to assets held for sale (note 5)	—	—	—	(277.4)	28.7	(248.7)
	$758.6	$(173.0)	$585.6	$841.4	$(129.5)	$711.9